SHARE-BASED COMPENSATION - Restricted stock units (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2024 shares
Share based compensation [Line Items]
Granted (in shares)	25,001,477
Issued (in shares)	(4,007,681)
Forfeited / Unvested (in shares)	(1,257,487)
Reserved (in shares)	19,736,309
2022
Share based compensation [Line Items]
Granted (in shares)	4,931,000
Issued (in shares)	(2,243,622)
Forfeited / Unvested (in shares)	(509,500)
Reserved (in shares)	2,177,878
2023
Share based compensation [Line Items]
Granted (in shares)	7,979,250
Issued (in shares)	(1,764,059)
Forfeited / Unvested (in shares)	(705,875)
Reserved (in shares)	5,509,316
2024
Share based compensation [Line Items]
Granted (in shares)	12,091,227
Issued (in shares)	0
Forfeited / Unvested (in shares)	(42,112)
Reserved (in shares)	12,049,115